Document and Entity Information	0 Months Ended
Sep. 20, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 20, 2012
Registrant Name	Northern Lights Fund Trust
Central Index Key	0001314414
Amendment Flag	false
Document Creation Date	Sep. 20, 2012
Document Effective Date	Sep. 20, 2012
Prospectus Date	Sep. 20, 2012